Leases - Disclosure of Expenses Recognised in Profit or Loss (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Depreciation on right-of-use assets	SFr 1,200	SFr 1,200	SFr 1,200
Interest expense on lease liabilities	24	34	43
Total amount recognized in profit or loss	SFr 1,224	SFr 1,234	SFr 1,243